Taxation (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Income tax expense (income) [Abstract]
Current income tax expense
Deferred income tax expense			119,953	173,060
Total income tax expense	$ 27,866	$ 293,302	$ 119,953	$ 173,060